Contract liabilities	12 Months Ended
Dec. 31, 2020
Contract liabilities [abstract]
Contract liabilities
25	Contract liabilities

	As at 31 December
	2019	2020
	RMB’000	RMB’000
Contract liabilities	655,117	495,404

The contract liabilities of the Group are advance for goods from customers. Revenue amounted to RMB 579,750 thousands has been recognized in the current year relates to carried – forward contract liabilities (2019: RMB 446,702 thousands, 2018: RMB 465,706 thousands).